8. RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)				9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Computer Nerds [Member]	Sep. 30, 2011 Computer Nerds [Member]
Related Party Transaction [Line Items]
Inventories purchased				$ 7,700,000	$ 86,000
Sales				2,200	0
Accounts payable	328,488	300,939	4,180	328,488
Accrued interest		$ 6,505